John Deere Owner Trust 2017-B	EXHIBIT 99.3
Servicer’s Certificate

$200,000,000 Class A-1 1.35000% Asset Backed Notes due July 16, 2018

$230,000,000 Class A-2A 1.59% Asset Backed Notes due April 15, 2020

$90,000,000 Class A-2B Floating Rate Asset Backed Notes due April 15, 2020

$250,000,000 Class A-3 1.82% Asset Backed Notes due October 15, 2021

$87,230,000 Class A-4 2.11% Asset Backed Notes due July 15, 2024

$21,980,529 Overcollateralization

Scheduled Payment Date (30/360)				15-Aug-20
Actual Payment Date (A/360)				17-Aug-20
Collection Period Begin Date				29-Jun-20
Collection Period End Date				2-Aug-20
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				33
One-Month LIBOR as of the LIBOR Determination Date:				N/A
Class A-2B interest rate:				N/A

(1)	Total Distribution Amount:			$9,555,730.48
	(a)	Total cash receipts during the month:		$9,431,628.65
	(b)	Administrative repurchases during the month:		$124,060.99
	(c)	Investment earnings on cash accounts:		$40.84
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$188,464.11
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2A Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2A Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2B Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2B Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$35,084.69
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(e)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$153,379.42
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$8,993,259.33
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	0.00%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$0.00

	(b)	(i)	Class A-2A Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2A Noteholders:	0.00%
		(iii)	Class A-2A Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2A Noteholders’ Principal Distributable Amount:	$0.00

	(c)	(i)	Class A-2B Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2B Noteholders:	0.00%
		(iii)	Class A-2B Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2B Noteholders’ Principal Distributable Amount:	$0.00

	(d)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$8,993,259.33
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	100.00%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$8,993,259.33

	(e)	(i)	Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
		(iii)	Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:			$9,181,723.44

(6)	Reserve Account balance:
	(a)	Beginning balance:		$8,792,105.00
	(b)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:		$0.00
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(e)):		$0.00
		(i)	Interest Amount included above:	$0.00
		(ii)	Principal Amount included above:	$0.00
	(d)	Amount to be withdrawn from the Reserve Account and Deposited into Certificateholder Account (5.05(c)):		$0.00
	(e)	Ending Balance (after giving effect to all distributions):		$8,792,105.00
	(f)	Specified Reserve Account Balance:		$8,792,105.00

(7)	Servicing Fee:			$111,103.26
	(a)	Amount of Servicing Fee earned:		$111,103.26
	(b)	Amount of Servicing Fee paid:		$111,103.26
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(8)	Amount paid to Indenture Trustee:			$0.00

(9)	Amount paid to Owner Trustee:			$0.00

(10)	Amount paid to Asset Representations Reviewer
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(11)	Amount Paid to Certificateholder:			$262,803.78

(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:		$124,072,125.19

	(b)	Note Value as of the end of the related Collection Period:		$123,350,032.82

	(c)	Amount of Overcollateralization (Note value less aggregate principal amount of Notes):		$21,980,529.00

	(d)	Number of Accounts at the end of the related Collection Period:		7,115

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i)	Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii)	Class A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Balance of Class A-2A Notes:	$0.00
		(ii)	Class A-2A Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Balance of Class A-2B Notes:	$0.00
		(ii)	Class A-2B Note Pool Factor:	0.0000000

	(d)	(i)	Outstanding Principal Balance of Class A-3 Notes:	$14,139,503.72
		(ii)	Class A-3 Note Pool Factor:	0.0565580

	(e)	(i)	Outstanding Principal Balance of Class A-4 Notes:	$87,230,000.00
		(ii)	Class A-4 Note Pool Factor:	1.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$27,418.82
		(ii) % of Pool Balance:	0.02%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	$19,800.52
	(ii)	Cumulative amount of net losses:	$2,583,718.45
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.28%

(16)	(i)	Payoff Amount of Receivables 60 days or more past due as a% of the Pool Balance:	2.27%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	7,483
	(b)	Number of loans at the end of the period:	7,115
	(c)	Weighted average remaining term on receivables:	15.27
	(d)	Prepayment amount - monthly:	$516,090.29
	(e)	Prepayment amount - life-to-date:	$71,188,924.83
	(f)	Weighted average APR of the pool assets:	2.60%
	(g)	Pool Factor:	0.14

(18)	(a)	Delinquency Trigger:	14.60%
	(b)	Payoff Amount of Receivables 60 or more days past due as a percent of ending Pool Balance:	2.27%
	(c)	Delinquency Trigger Occurred: Y/N	N